SUPPLEMENT DATED APRIL 27, 2009
TO

PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

On April 1, 2009, shareholders approved the merger of each of the following portfolios of the J.P. Morgan Series Trust II into a compatible portfolio of JPMorgan Insurance Trust after the close of business on April 24, 2009:

JPMorgan International Equity Portfolio	merged with and into	JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Small Company Portfolio	merged with and into	JPMorgan Insurance Trust Small Cap Core Portfolio (formerly named JPMorgan Insurance Trust Small Cap Equity Portfolio)

JPMorgan U.S. Large Cap Core Equity Portfolio	merged with and into	JPMorgan Insurance Trust U.S. Equity Portfolio (formerly named JPMorgan Insurance Trust Diversified Equity Portfolio)

JPMorgan International Equity Portfolio, JPMorgan Small Company Portfolio, and JPMorgan U.S. Large Cap Core Equity Portfolio are no longer available for investment and all references to these portfolios are hereby deleted from the prospectus.

Please retain this supplement with your prospectus for future reference.

Futurity NY (JP Morgan) 4/2009